Goodwin Procter LLP Counsellors at Law 901 New York Avenue, N.W. Washington, D.C. 20001	T: 202.346.4000 F: 202.346.4444 goodwinprocter.com
EDGAR Correspondence
October 29, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Meridian Fund, Inc. (the “Corporation”)
Post-Effective Amendment No. 35 under the
Securities Act of 1933 (the “1933 Act”) and Amendment No. 36 under the
Investment Company Act of 1940 (the “1940 Act”)
File Nos. 2-90949 and 811-04014
Ladies and Gentlemen:
     The Corporation is transmitting electronically for filing pursuant to Rule 485(b) under the 1933 Act, the Corporation’s Post-Effective Amendment No. 35 under the 1933 Act to its registration statement on Form N-1A (Amendment No. 36 under the 1940 Act).
     This Post-Effective Amendment is being filed to add to the registration statement audited financial statements for the fiscal year ended June 30, 2010 and to make certain non-material changes to the Corporation’s registration statement. In accordance with the provisions of Rule 485(b)(4), we are not aware of any disclosures that would render this Post-Effective Amendment ineligible to become effective on November 1, 2010 pursuant to Rule 485(b).
     If you have any questions, please contact me at 202-346-4515.
Very truly yours,
/s/ Robert M. Kurucza
Robert M. Kurucza